Expense Example - Federated Hermes Mid-Cap Index Fund	IS 1 Year	IS 3 Years	IS 5 Years	IS 10 Years	SS 1 Year	SS 3 Years	SS 5 Years	SS 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	47	148	258	579	72	224	390	871	42	132	230	518